Investments (Tables)	12 Months Ended
Dec. 31, 2025
Investments [Abstract]
Schedule of Investments	Below is a summary of the Company’s investments as of December 31, 2025 and 2024.
		Quoted	Significant	Significant
		Prices in	Other	Other
		Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2025	(Level 1)	(Level 2)	(Level 3)
Short-term investments
Trading securities carried at fair value	$6,944,168	$93,150	$6,851,018	$-
Held-to-maturity securities carried at cost(1)	11,100,000	-	11,100,000	-
Total	$18,044,168	$93,150	$17,951,018	$-

		Quoted	Significant	Significant
		Prices in	Other	Other
		Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2024	(Level 1)	(Level 2)	(Level 3)
Short-term investments
Trading securities carried at fair value	$5,355,552	$67,373	$5,288,179	$-
Held-to-maturity securities carried at cost(1)	17,576,988	-	17,576,988	-
Total	$22,932,540	$67,373	$22,865,167	$-
(1)	On December 31, 2025, the Company early terminated its investment agreement with two companies that were engaged to manage a total of $6 million in held-to-maturity securities. In accordance with the termination agreements, the counter parties promise to remit to the Company its original investment of $6 million plus the associated investment gain of $846,247, by the end of April 2026. As of December 31, 2025, the Company recorded an Other Receivable for $6,846,247. See NOTE 8 - OTHER RECEIVABLE.

Schedule of Net Investment Gain

Net investment gain for the years ended December 31, 2025, 2024 and 2023 consists of the following.

	December 31,
	2025	2024	2023
Gain (loss) from sales of short-term investments:
Trading securities	$51,371	$(2,098)	$31,097
Held-to-maturity securities(1)	1,209,226	250,826	195,415
Unrealized gain from short-term investments:
Trading securities	122,337	87,513	49,245
Realized gain from long-term investments:
Held-to-maturity securities	-	-	54,795
Net investment gain	$1,382,934	$336,241	$330,552